Loans and Allowance for Loan Losses - Summary of Carrying Balances of TDRs (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Trouble Debt Restructured Loans [Line Items]
Total TDRS	$ 8,040	$ 7,245
Performing Financing Receivable [Member]
Trouble Debt Restructured Loans [Line Items]
Total TDRS	5,448	6,487
Nonperforming [Member]
Trouble Debt Restructured Loans [Line Items]
Total TDRS	$ 2,592	$ 758